Discontinued Operations and Related ZimVie Matters (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Summary of Details of Earnings (Loss), Asset and Liabilities from Discontinued operation	Details of earnings (loss) from discontinued operations included in our consolidated statements of earnings are as follows (in millions):

	For the Years Ended
	December 31,
	2022	2021
Net Sales	$147.8	$1,008.8
Cost of products sold, excluding intangible asset amortization	53.5	380.6
Intangible asset amortization	14.0	86.2
Research and development	10.5	61.3
Selling, general and administrative	89.4	480.5
Restructuring and other cost reduction initiatives	0.4	3.3
Quality remediation	-	0.2
Acquisition, integration, divestiture and related	40.9	76.8
Other expense, net	0.3	0.5
Loss from discontinued operations before income taxes	(61.2)	(80.6)
Benefit for income taxes from discontinued operations	(2.4)	(37.2)
Loss from discontinued operations, net of tax	$(58.8)	$(43.4)